American Century Investments®
Quarterly Portfolio Holdings
Avantis® Responsible U.S. Equity ETF (AVSU)
May 31, 2024

Avantis Responsible U.S. Equity ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.2%
AerSale Corp.(1)	313	2,369
Hexcel Corp.	1,103	75,964
Howmet Aerospace, Inc.	267	22,602
L3Harris Technologies, Inc.	315	70,821
Northrop Grumman Corp.	256	115,397
Woodward, Inc.	717	133,721
		420,874
Air Freight and Logistics — 1.0%
CH Robinson Worldwide, Inc.	679	58,645
Expeditors International of Washington, Inc.	3,814	461,113
FedEx Corp.	3,698	939,144
Forward Air Corp.	833	13,994
GXO Logistics, Inc.(1)	1,116	56,057
Hub Group, Inc., Class A	1,778	76,721
Radiant Logistics, Inc.(1)	2,356	12,581
United Parcel Service, Inc., Class B	6,459	897,349
		2,515,604
Automobile Components — 0.7%
American Axle & Manufacturing Holdings, Inc.(1)	4,566	34,884
Aptiv PLC(1)	1,807	150,451
Autoliv, Inc.	2,653	338,443
BorgWarner, Inc.	4,628	165,035
Dana, Inc.	5,135	72,198
Dorman Products, Inc.(1)	605	55,642
Fox Factory Holding Corp.(1)	12	559
Gentex Corp.	3,496	122,360
Gentherm, Inc.(1)	431	23,248
Goodyear Tire & Rubber Co.(1)	8,607	105,952
LCI Industries	740	81,311
Lear Corp.	961	120,461
Modine Manufacturing Co.(1)	2,465	248,768
Motorcar Parts of America, Inc.(1)	816	4,154
Patrick Industries, Inc.	941	107,839
Phinia, Inc.	1,731	77,480
Standard Motor Products, Inc.	396	12,161
Visteon Corp.(1)	638	71,054
		1,792,000
Automobiles — 1.3%
Ford Motor Co.	53,445	648,288
General Motors Co.	18,641	838,659
Harley-Davidson, Inc.	4,204	150,839
Lucid Group, Inc.(1)	2,076	5,896
Rivian Automotive, Inc., Class A(1)	536	5,853
Tesla, Inc.(1)	8,848	1,575,652
Thor Industries, Inc.	1,415	140,425
Winnebago Industries, Inc.	1,103	68,441
		3,434,053
Banks — 5.5%
ACNB Corp.	396	12,502

Amalgamated Financial Corp.	173	4,373
Amerant Bancorp, Inc.	1,005	22,150
Associated Banc-Corp.	3,922	84,009
Atlantic Union Bankshares Corp.	1,184	38,634
Banc of California, Inc.	1,236	17,131
BancFirst Corp.	396	34,115
Bancorp, Inc.(1)	1,557	52,300
Bank First Corp.	26	2,123
Bank of America Corp.	34,086	1,363,099
Bank of Hawaii Corp.	975	56,296
Bank OZK	3,076	128,823
BankUnited, Inc.	2,089	59,933
Banner Corp.	976	45,706
Bar Harbor Bankshares	536	14,081
BayCom Corp.	676	13,642
Berkshire Hills Bancorp, Inc.	1,096	24,364
BOK Financial Corp.	690	62,528
Business First Bancshares, Inc.	182	3,904
Byline Bancorp, Inc.	676	15,616
Camden National Corp.	396	12,838
Central Pacific Financial Corp.	956	19,388
Citigroup, Inc.	17,608	1,097,154
Citizens Financial Group, Inc.	8,009	282,638
City Holding Co.	256	26,168
Columbia Banking System, Inc.	4,974	95,899
Columbia Financial, Inc.(1)	676	9,802
Comerica, Inc.	3,217	164,839
Commerce Bancshares, Inc.	2,101	116,900
Community Financial System, Inc.	694	31,549
CrossFirst Bankshares, Inc.(1)	1,289	16,873
Cullen/Frost Bankers, Inc.	821	83,397
CVB Financial Corp.	2,518	41,648
Dime Community Bancshares, Inc.	1,133	20,926
Eagle Bancorp, Inc.	816	14,712
East West Bancorp, Inc.	3,217	238,669
Enterprise Financial Services Corp.	800	30,952
Farmers & Merchants Bancorp, Inc.	396	8,736
Farmers National Banc Corp.	305	3,727
FB Financial Corp.	735	27,195
Fifth Third Bancorp	10,823	404,997
First BanCorp	5,473	97,036
First Bancorp, Inc.	536	12,950
First Bancorp/Southern Pines NC	716	22,590
First Bancshares, Inc.	150	3,802
First Busey Corp.	1,611	36,425
First Business Financial Services, Inc.	498	16,937
First Citizens BancShares, Inc., Class A	126	214,002
First Commonwealth Financial Corp.	2,238	30,235
First Financial Bancorp	1,826	40,720
First Financial Bankshares, Inc.	1,807	54,174
First Financial Corp.	396	14,668
First Hawaiian, Inc.	2,394	48,670
First Horizon Corp.	13,116	207,757
First Interstate BancSystem, Inc., Class A	1,096	29,088
First Merchants Corp.	1,023	33,810

First Mid Bancshares, Inc.	451	14,315
First of Long Island Corp.	676	6,760
Flushing Financial Corp.	816	10,380
FNB Corp.	7,304	100,576
FS Bancorp, Inc.	536	17,575
German American Bancorp, Inc.	536	16,964
Glacier Bancorp, Inc.	1,376	51,435
HarborOne Bancorp, Inc.	314	3,269
Heartland Financial USA, Inc.	942	41,410
Heritage Financial Corp.	152	2,756
Hilltop Holdings, Inc.	952	29,122
Home BancShares, Inc.	2,793	65,691
HomeStreet, Inc.	676	6,172
HomeTrust Bancshares, Inc.	536	14,799
Hope Bancorp, Inc.	3,104	32,685
Horizon Bancorp, Inc.	295	3,605
Huntington Bancshares, Inc.	15,883	221,091
Independent Bank Corp.	834	42,359
Independent Bank Corp. (Michigan)	676	16,941
Independent Bank Group, Inc.	660	30,386
JPMorgan Chase & Co.	16,197	3,281,998
KeyCorp	19,846	285,187
Lakeland Financial Corp.	430	26,673
M&T Bank Corp.	3,076	466,322
Mercantile Bank Corp.	457	17,508
Meridian Corp.	816	8,437
National Bank Holdings Corp., Class A	911	33,224
NBT Bancorp, Inc.	1,118	41,567
Nicolet Bankshares, Inc.	30	2,416
Northeast Bank	396	22,014
Northfield Bancorp, Inc.	1,096	9,711
Old National Bancorp	5,370	91,773
Old Second Bancorp, Inc.	875	12,652
OP Bancorp	1,096	10,741
Origin Bancorp, Inc.	144	4,503
Pacific Premier Bancorp, Inc.	1,968	43,768
Park National Corp.	287	39,451
Pathward Financial, Inc.	536	28,574
PCB Bancorp	676	10,289
Peoples Bancorp, Inc.	925	26,964
Pinnacle Financial Partners, Inc.	962	76,489
PNC Financial Services Group, Inc.	3,218	506,481
Popular, Inc.	2,653	236,144
Premier Financial Corp.	1,040	20,498
Prosperity Bancshares, Inc.	1,385	86,285
Provident Financial Services, Inc.	2,830	40,752
QCR Holdings, Inc.	485	27,485
Regions Financial Corp.	17,861	345,610
Renasant Corp.	956	28,795
S&T Bancorp, Inc.	915	29,198
Sandy Spring Bancorp, Inc.	1,277	29,933
Seacoast Banking Corp. of Florida	1,277	30,227
Sierra Bancorp	536	11,267
Simmons First National Corp., Class A	1,648	28,642
Southern Missouri Bancorp, Inc.	256	10,780

Southside Bancshares, Inc.	730	19,571
Stock Yards Bancorp, Inc.	353	16,538
Synovus Financial Corp.	4,203	166,817
TFS Financial Corp.	956	12,600
Towne Bank	1,605	43,640
TriCo Bancshares	126	4,798
Truist Financial Corp.	10,965	413,929
TrustCo Bank Corp.	536	14,901
Trustmark Corp.	1,260	36,729
U.S. Bancorp	11,386	461,702
UMB Financial Corp.	833	68,673
United Community Banks, Inc.	2,294	58,864
Valley National Bancorp	7,868	56,099
Veritex Holdings, Inc.	1,320	26,928
WaFd, Inc.	1,737	48,653
Webster Financial Corp.	2,794	123,551
WesBanco, Inc.	921	25,420
Westamerica BanCorp	694	33,881
Western Alliance Bancorp	2,113	133,182
Wintrust Financial Corp.	1,524	150,282
Zions Bancorp NA	3,922	169,391
		14,453,998
Beverages — 1.0%
Brown-Forman Corp., Class A	184	8,427
Brown-Forman Corp., Class B	1,171	53,702
Coca-Cola Co.	13,361	840,808
Constellation Brands, Inc., Class A	828	207,190
Duckhorn Portfolio, Inc.(1)	143	1,154
Keurig Dr Pepper, Inc.	3,640	124,670
Molson Coors Beverage Co., Class B	3,076	168,595
Monster Beverage Corp.(1)	4,189	217,493
PepsiCo, Inc.	5,614	970,661
Vita Coco Co., Inc.(1)	780	22,706
		2,615,406
Biotechnology — 3.0%
AbbVie, Inc.	8,151	1,314,267
Agios Pharmaceuticals, Inc.(1)	858	31,180
Alkermes PLC(1)	860	20,124
Alnylam Pharmaceuticals, Inc.(1)	116	17,218
Altimmune, Inc.(1)	820	6,158
Amgen, Inc.	2,812	860,050
AnaptysBio, Inc.(1)	536	12,832
Anika Therapeutics, Inc.(1)	305	7,823
Apogee Therapeutics, Inc.(1)	326	14,879
Biogen, Inc.(1)	1,342	301,869
BioMarin Pharmaceutical, Inc.(1)	1,667	125,142
Blueprint Medicines Corp.(1)	16	1,689
Catalyst Pharmaceuticals, Inc.(1)	1,749	28,281
CRISPR Therapeutics AG(1)(2)	249	13,381
Cytokinetics, Inc.(1)	552	26,778
Deciphera Pharmaceuticals, Inc.(1)	577	14,737
Denali Therapeutics, Inc.(1)	733	13,604
Dynavax Technologies Corp.(1)	4,507	54,039
Eagle Pharmaceuticals, Inc.(1)(2)	302	1,048
Editas Medicine, Inc.(1)	1,100	5,720

Emergent BioSolutions, Inc.(1)	816	4,651
Enanta Pharmaceuticals, Inc.(1)	256	3,192
Entrada Therapeutics, Inc.(1)	582	9,004
Exact Sciences Corp.(1)	549	24,952
Exelixis, Inc.(1)	4,203	91,163
Gilead Sciences, Inc.	14,775	949,589
Halozyme Therapeutics, Inc.(1)	2,935	129,991
HilleVax, Inc.(1)	430	5,220
Incyte Corp.(1)	1,949	112,633
Insmed, Inc.(1)	778	42,829
Ionis Pharmaceuticals, Inc.(1)	1,133	42,567
Ironwood Pharmaceuticals, Inc.(1)	5,035	31,720
Kura Oncology, Inc.(1)	975	20,095
Madrigal Pharmaceuticals, Inc.(1)	8	1,889
Merus NV(1)	8	426
Moderna, Inc.(1)	2,986	425,654
Mural Oncology PLC(1)	75	252
Myriad Genetics, Inc.(1)	536	12,199
Neurocrine Biosciences, Inc.(1)	831	112,526
Ovid therapeutics, Inc.(1)	705	2,157
PTC Therapeutics, Inc.(1)	452	16,435
Regeneron Pharmaceuticals, Inc.(1)	800	784,128
REGENXBIO, Inc.(1)	1,287	18,468
Relay Therapeutics, Inc.(1)	161	1,032
Rocket Pharmaceuticals, Inc.(1)	286	6,098
Tango Therapeutics, Inc.(1)	693	4,796
Tyra Biosciences, Inc.(1)(2)	10	162
Ultragenyx Pharmaceutical, Inc.(1)	190	7,627
United Therapeutics Corp.(1)	859	236,337
Vanda Pharmaceuticals, Inc.(1)	1,236	6,316
Vaxcyte, Inc.(1)	28	1,968
Vertex Pharmaceuticals, Inc.(1)	3,782	1,722,096
Verve Therapeutics, Inc.(1)	6	31
Viking Therapeutics, Inc.(1)	463	28,826
Xencor, Inc.(1)	832	19,768
		7,747,616
Broadline Retail — 2.8%
Amazon.com, Inc.(1)	32,425	5,721,067
Big Lots, Inc.(1)	816	2,840
Coupang, Inc.(1)	5,703	129,686
Dillard's, Inc., Class A	116	51,893
eBay, Inc.	1,705	92,445
Etsy, Inc.(1)	693	43,985
Kohl's Corp.	4,795	107,360
Macy's, Inc.	10,823	210,832
MercadoLibre, Inc.(1)	530	914,557
Nordstrom, Inc.	2,555	56,465
Ollie's Bargain Outlet Holdings, Inc.(1)	942	77,649
		7,408,779
Building Products — 1.6%
A O Smith Corp.	2,654	221,980
AAON, Inc.	894	67,095
Advanced Drainage Systems, Inc.	2,310	400,762
Allegion PLC	680	82,838
Apogee Enterprises, Inc.	863	56,069

Armstrong World Industries, Inc.	1,526	176,711
AZEK Co., Inc.(1)	976	46,809
Builders FirstSource, Inc.(1)	2,240	360,169
Carlisle Cos., Inc.	1,093	457,191
Carrier Global Corp.	3,372	213,077
Fortune Brands Innovations, Inc.	852	59,691
Gibraltar Industries, Inc.(1)	1,105	83,383
Griffon Corp.	1,633	110,293
Hayward Holdings, Inc.(1)	816	11,824
Insteel Industries, Inc.	676	22,220
Janus International Group, Inc.(1)	4,804	66,679
JELD-WEN Holding, Inc.(1)	3,011	46,701
Johnson Controls International PLC	1,244	89,456
Lennox International, Inc.	402	202,045
Masco Corp.	973	68,032
Masterbrand, Inc.(1)	4,453	74,410
Owens Corning	2,295	415,556
Quanex Building Products Corp.	1,559	51,385
Simpson Manufacturing Co., Inc.	909	150,821
Trane Technologies PLC	680	222,673
Trex Co., Inc.(1)	2,111	182,559
UFP Industries, Inc.	1,600	191,168
Zurn Elkay Water Solutions Corp.	1,584	49,595
		4,181,192
Capital Markets — 4.6%
Affiliated Managers Group, Inc.	116	18,862
Ameriprise Financial, Inc.	2,371	1,035,202
ARES Management Corp., Class A	821	115,080
Artisan Partners Asset Management, Inc., Class A	1,667	73,398
Bank of New York Mellon Corp.	7,868	469,011
BlackRock, Inc.	549	423,844
Blackstone, Inc.	3,511	423,075
Carlyle Group, Inc.	5,897	253,335
Cboe Global Markets, Inc.	549	94,971
Charles Schwab Corp.	8,990	658,787
CME Group, Inc.	2,089	424,025
Cohen & Steers, Inc.	816	57,357
Coinbase Global, Inc., Class A(1)	1,525	344,528
Diamond Hill Investment Group, Inc.	116	17,405
Donnelley Financial Solutions, Inc.(1)	536	32,675
Evercore, Inc., Class A	961	195,025
FactSet Research Systems, Inc.	408	164,938
Federated Hermes, Inc.	1,376	45,642
Franklin Resources, Inc.	4,063	95,887
Goldman Sachs Group, Inc.	3,076	1,404,256
Houlihan Lokey, Inc.	1,433	193,957
Intercontinental Exchange, Inc.	1,103	147,692
Invesco Ltd.	6,741	105,901
Janus Henderson Group PLC	2,372	79,462
Jefferies Financial Group, Inc.	4,619	214,876
KKR & Co., Inc.	5,203	535,077
Lazard, Inc.	2,654	106,770
LPL Financial Holdings, Inc.	961	275,048
MarketAxess Holdings, Inc.	398	79,174
Moelis & Co., Class A	1,666	94,312

Moody's Corp.	690	273,923
Morgan Stanley	9,712	950,222
Morningstar, Inc.	116	33,437
MSCI, Inc.	126	62,393
Nasdaq, Inc.	396	23,376
Northern Trust Corp.	2,935	247,244
Open Lending Corp., Class A(1)	1,936	12,526
Piper Sandler Cos.	680	144,010
Raymond James Financial, Inc.	3,512	431,098
S&P Global, Inc.	1,156	494,202
SEI Investments Co.	2,936	198,797
State Street Corp.	3,847	290,795
Stifel Financial Corp.	2,793	226,093
T Rowe Price Group, Inc.	1,949	229,651
Tradeweb Markets, Inc., Class A	549	59,846
Victory Capital Holdings, Inc., Class A	816	42,456
Virtu Financial, Inc., Class A	3,832	84,304
		11,983,945
Chemicals — 0.8%
Albemarle Corp.	1,255	153,850
Arcadium Lithium PLC(1)	15,483	68,590
Ashland, Inc.	1,010	101,172
Avient Corp.	1,292	57,727
Axalta Coating Systems Ltd.(1)	2,231	79,401
Balchem Corp.	4	614
DuPont de Nemours, Inc.	2,948	242,208
Element Solutions, Inc.	676	16,244
Hawkins, Inc.	950	82,954
Huntsman Corp.	5,049	125,215
Ingevity Corp.(1)	1,119	54,663
International Flavors & Fragrances, Inc.	1,114	107,145
Koppers Holdings, Inc.	398	17,643
Minerals Technologies, Inc.	1,007	87,357
PPG Industries, Inc.	821	107,888
PureCycle Technologies, Inc.(1)(2)	5,254	27,268
Quaker Chemical Corp.	311	56,400
RPM International, Inc.	1,736	194,606
Sherwin-Williams Co.	1,244	377,927
Stepan Co.	438	38,180
Trinseo PLC	1,656	6,343
		2,003,395
Commercial Services and Supplies — 0.6%
ACCO Brands Corp.	1,239	6,307
Brady Corp., Class A	954	65,130
Cintas Corp.	549	372,206
Civeo Corp.	676	16,474
Clean Harbors, Inc.(1)	756	163,742
Copart, Inc.(1)	6,813	361,498
Deluxe Corp.	536	12,183
Ennis, Inc.	816	17,160
Healthcare Services Group, Inc.(1)	816	8,796
HNI Corp.	1,435	67,517
Interface, Inc.	2,845	45,833
Liquidity Services, Inc.(1)	956	18,747
MillerKnoll, Inc.	3,140	86,601

MSA Safety, Inc.	195	35,100
OPENLANE, Inc.(1)	104	1,794
Pitney Bowes, Inc.	550	2,981
Rollins, Inc.	1,256	57,387
Steelcase, Inc., Class A	4,076	55,678
Tetra Tech, Inc.	267	55,934
UniFirst Corp.	150	23,790
Veralto Corp.	457	45,051
Vestis Corp.	254	3,129
Viad Corp.(1)	7	245
		1,523,283
Communications Equipment — 0.5%
ADTRAN Holdings, Inc.	707	3,924
Arista Networks, Inc.(1)	1,807	537,854
Ciena Corp.(1)	2,242	107,997
Cisco Systems, Inc.	9,554	444,261
Extreme Networks, Inc.(1)	2,513	28,020
F5, Inc.(1)	267	45,115
Juniper Networks, Inc.	1,680	59,926
Lumentum Holdings, Inc.(1)	362	15,747
Motorola Solutions, Inc.	408	148,883
NETGEAR, Inc.(1)	398	5,496
NetScout Systems, Inc.(1)	193	3,964
Viasat, Inc.(1)(2)	1,689	28,527
Viavi Solutions, Inc.(1)	325	2,444
		1,432,158
Construction and Engineering — 0.3%
AECOM	280	24,455
API Group Corp.(1)	1,541	54,921
Comfort Systems USA, Inc.	1,079	353,200
Granite Construction, Inc.	601	37,436
Limbach Holdings, Inc.(1)	625	35,675
MYR Group, Inc.(1)	402	62,334
Sterling Infrastructure, Inc.(1)	1,271	156,168
WillScot Mobile Mini Holdings Corp.(1)	2,955	116,516
		840,705
Construction Materials — 0.1%
Knife River Corp.(1)	1,515	107,126
Vulcan Materials Co.	415	106,144
		213,270
Consumer Finance — 1.5%
Ally Financial, Inc.	8,852	344,963
American Express Co.	2,654	636,960
Bread Financial Holdings, Inc.	1,807	75,460
Capital One Financial Corp.	5,782	795,777
Credit Acceptance Corp.(1)	126	61,845
Discover Financial Services	5,755	705,908
Encore Capital Group, Inc.(1)	1,113	49,239
Enova International, Inc.(1)	536	33,044
Green Dot Corp., Class A(1)	1,096	10,861
LendingClub Corp.(1)	3,554	31,702
Navient Corp.	3,359	50,620
Nelnet, Inc., Class A	256	26,537
OneMain Holdings, Inc.	3,780	185,674
PRA Group, Inc.(1)	536	11,567

PROG Holdings, Inc.	1,262	47,691
Regional Management Corp.	396	10,890
SLM Corp.	9,696	208,076
SoFi Technologies, Inc.(1)(2)	6,319	43,601
Synchrony Financial	12,373	541,937
World Acceptance Corp.(1)	116	14,905
		3,887,257
Consumer Staples Distribution & Retail — 2.7%
Andersons, Inc.	1,213	63,488
Costco Wholesale Corp.	2,706	2,191,562
Dollar General Corp.	1,807	247,396
Dollar Tree, Inc.(1)	3,242	382,394
Kroger Co.	11,252	589,267
Natural Grocers by Vitamin Cottage, Inc.	887	19,142
PriceSmart, Inc.	742	62,439
SpartanNash Co.	1,440	28,296
Sprouts Farmers Market, Inc.(1)	4,626	365,362
Sysco Corp.	2,638	192,099
Target Corp.	6,724	1,050,020
U.S. Foods Holding Corp.(1)	409	21,608
United Natural Foods, Inc.(1)	2,216	26,614
Walgreens Boots Alliance, Inc.	2,154	34,938
Walmart, Inc.	28,257	1,858,180
		7,132,805
Containers and Packaging — 0.7%
AptarGroup, Inc.	833	123,026
Ardagh Metal Packaging SA	1,796	7,094
Avery Dennison Corp.	539	122,671
Ball Corp.	1,730	120,114
Berry Global Group, Inc.	536	32,096
Crown Holdings, Inc.	975	82,085
Graphic Packaging Holding Co.	7,911	224,039
Greif, Inc., Class A	734	47,666
Greif, Inc., Class B	116	7,569
Myers Industries, Inc.	1,254	19,813
Packaging Corp. of America	2,524	463,129
Sealed Air Corp.	1,949	75,758
Silgan Holdings, Inc.	536	25,326
Sonoco Products Co.	2,795	171,529
TriMas Corp.	348	9,264
Westrock Co.	4,896	262,621
		1,793,800
Distributors — 0.2%
Genuine Parts Co.	2,089	301,109
LKQ Corp.	1,156	49,743
Pool Corp.	397	144,329
		495,181
Diversified Consumer Services — 0.3%
ADT, Inc.	1,516	10,779
Adtalem Global Education, Inc.(1)	693	44,622
Bright Horizons Family Solutions, Inc.(1)	116	12,194
Frontdoor, Inc.(1)	816	28,862
Graham Holdings Co., Class B	126	94,806
Grand Canyon Education, Inc.(1)	1,103	157,133
H&R Block, Inc.	816	40,506

Laureate Education, Inc., Class A	5,159	80,790
OneSpaWorld Holdings Ltd.(1)	1,516	23,574
Perdoceo Education Corp.	2,496	56,160
Service Corp. International	1,948	139,594
Stride, Inc.(1)	816	56,027
Udemy, Inc.(1)	186	1,644
Universal Technical Institute, Inc.(1)	1,796	28,395
		775,086
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	60,227	1,097,336
Cogent Communications Holdings, Inc.	256	15,160
Frontier Communications Parent, Inc.(1)	8,117	216,399
Iridium Communications, Inc.	2,946	88,704
Shenandoah Telecommunications Co.	1,149	21,613
Verizon Communications, Inc.	31,412	1,292,604
		2,731,816
Electric Utilities — 0.3%
Constellation Energy Corp.	823	178,797
Edison International	4,650	357,353
Exelon Corp.	6,966	261,573
		797,723
Electrical Equipment — 1.0%
Acuity Brands, Inc.	500	129,805
AMETEK, Inc.	973	165,001
Array Technologies, Inc.(1)	942	13,358
Atkore, Inc.	1,808	275,087
ChargePoint Holdings, Inc.(1)(2)	144	242
Eaton Corp. PLC	962	320,202
Emerson Electric Co.	348	39,032
Encore Wire Corp.	709	204,710
EnerSys	937	101,046
Freyr Battery, Inc.(1)(2)	11	26
Generac Holdings, Inc.(1)	718	105,697
GrafTech International Ltd.(1)	3,336	5,504
Hubbell, Inc.	398	154,778
LSI Industries, Inc.	880	13,974
NEXTracker, Inc., Class A(1)	2,095	115,581
nVent Electric PLC	1,103	89,762
Powell Industries, Inc.	469	84,354
Regal Rexnord Corp.	551	82,397
Rockwell Automation, Inc.	267	68,761
Sensata Technologies Holding PLC	396	16,363
Sunrun, Inc.(1)	956	13,824
Thermon Group Holdings, Inc.(1)	816	27,548
Vertiv Holdings Co.	5,135	503,589
		2,530,641
Electronic Equipment, Instruments and Components — 1.5%
Advanced Energy Industries, Inc.	648	69,615
Amphenol Corp., Class A	1,666	220,528
Arrow Electronics, Inc.(1)	832	109,250
Avnet, Inc.	1,949	106,415
Badger Meter, Inc.	256	49,398
Bel Fuse, Inc., Class B	153	10,435
Belden, Inc.	294	28,133
Benchmark Electronics, Inc.	536	23,085

CDW Corp.	961	214,899
Cognex Corp.	706	32,137
Coherent Corp.(1)	1,576	89,926
Corning, Inc.	14,308	533,116
CTS Corp.	676	35,794
ePlus, Inc.(1)	290	21,704
Fabrinet(1)	539	129,107
Flex Ltd.(1)	12,092	400,608
Insight Enterprises, Inc.(1)	422	82,501
IPG Photonics Corp.(1)	409	35,473
Jabil, Inc.	4,005	476,194
Keysight Technologies, Inc.(1)	1,667	230,846
Kimball Electronics, Inc.(1)	398	9,122
Knowles Corp.(1)	1,236	21,655
Littelfuse, Inc.	268	68,769
Methode Electronics, Inc.	536	6,314
Novanta, Inc.(1)	116	18,811
OSI Systems, Inc.(1)	287	41,253
PC Connection, Inc.	256	17,316
Plexus Corp.(1)	292	32,161
Sanmina Corp.(1)	976	66,895
ScanSource, Inc.(1)	536	25,422
TD SYNNEX Corp.	256	33,495
TE Connectivity Ltd.	2,231	333,981
Trimble, Inc.(1)	396	22,049
TTM Technologies, Inc.(1)	2,125	39,525
Vishay Intertechnology, Inc.	4,065	96,056
Vishay Precision Group, Inc.(1)	539	18,202
Vontier Corp.	1,119	44,738
Zebra Technologies Corp., Class A(1)	116	36,231
		3,831,159
Energy Equipment and Services — 0.0%
Geospace Technologies Corp.(1)	756	7,454
Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A(1)	203	879
Electronic Arts, Inc.	1,385	184,039
IMAX Corp.(1)	816	13,415
Liberty Media Corp.-Liberty Live, Class C(1)	303	11,535
Live Nation Entertainment, Inc.(1)	690	64,681
Marcus Corp.	747	7,955
Netflix, Inc.(1)	1,150	737,863
Playstudios, Inc.(1)	3,476	7,890
Playtika Holding Corp.	54	472
Roku, Inc.(1)	286	16,416
Sphere Entertainment Co.(1)	396	14,454
Take-Two Interactive Software, Inc.(1)	2,513	402,985
TKO Group Holdings, Inc.	1,138	124,122
Walt Disney Co.	3,510	364,724
Warner Bros Discovery, Inc.(1)	8,754	72,133
		2,023,563
Financial Services — 2.8%
Apollo Global Management, Inc.	3,958	459,761
AvidXchange Holdings, Inc.(1)	816	8,641
Cannae Holdings, Inc.(1)	1,236	22,471
Cass Information Systems, Inc.	396	16,767

Corpay, Inc.(1)	538	144,007
Enact Holdings, Inc.	676	20,760
Equitable Holdings, Inc.	12,374	513,397
Essent Group Ltd.	2,934	166,358
Euronet Worldwide, Inc.(1)	373	43,484
EVERTEC, Inc.	1,259	44,027
Federal Agricultural Mortgage Corp., Class C	287	50,130
Fidelity National Information Services, Inc.	972	73,755
Fiserv, Inc.(1)	991	148,412
Global Payments, Inc.	551	56,119
Jack Henry & Associates, Inc.	1,243	204,697
Marqeta, Inc., Class A(1)	441	2,346
Mastercard, Inc., Class A	3,640	1,627,335
MGIC Investment Corp.	8,566	179,886
NCR Atleos Corp.(1)	666	18,535
NMI Holdings, Inc., Class A(1)	2,935	97,383
Payoneer Global, Inc.(1)	4,527	27,117
PayPal Holdings, Inc.(1)	3,087	194,450
PennyMac Financial Services, Inc.	1,103	99,987
Radian Group, Inc.	4,908	153,326
Rocket Cos., Inc., Class A(1)	1,214	16,875
Shift4 Payments, Inc., Class A(1)	292	19,646
Visa, Inc., Class A	8,849	2,410,999
Voya Financial, Inc.	2,996	227,157
Walker & Dunlop, Inc.	1,119	107,413
Western Union Co.	5,473	70,054
WEX, Inc.(1)	267	50,014
		7,275,309
Food Products — 0.7%
Alico, Inc.	44	1,178
Archer-Daniels-Midland Co.	878	54,822
Bunge Global SA	3,250	349,667
Campbell Soup Co.	1,114	49,439
Darling Ingredients, Inc.(1)	3,358	135,663
Dole PLC	2,139	26,459
General Mills, Inc.	1,801	123,819
Hershey Co.	1,244	246,101
J M Smucker Co.	1,244	138,880
John B Sanfilippo & Son, Inc.	151	15,225
Kellanova	1,244	75,063
Lamb Weston Holdings, Inc.	1,303	115,042
Lancaster Colony Corp.	267	49,529
McCormick & Co., Inc.	550	39,721
Mondelez International, Inc., Class A	4,941	338,607
WK Kellogg Co.	2,547	48,368
		1,807,583
Ground Transportation — 2.1%
ArcBest Corp.	961	101,405
Covenant Logistics Group, Inc.	290	13,784
CSX Corp.	27,365	923,569
Heartland Express, Inc.	1,096	12,407
JB Hunt Transport Services, Inc.	1,948	313,141
Knight-Swift Transportation Holdings, Inc.	2,215	106,874
Landstar System, Inc.	1,114	202,781
Marten Transport Ltd.	1,995	35,311

Norfolk Southern Corp.	2,956	664,509
Old Dominion Freight Line, Inc.	2,994	524,698
RXO, Inc.(1)	1,994	40,698
Ryder System, Inc.	1,807	219,496
Saia, Inc.(1)	680	278,446
Schneider National, Inc., Class B	1,948	43,791
Uber Technologies, Inc.(1)	4,345	280,513
U-Haul Holding Co.(1)	143	9,042
U-Haul Holding Co.	1,471	89,422
Union Pacific Corp.	6,410	1,492,376
XPO, Inc.(1)	1,022	109,334
		5,461,597
Health Care Equipment and Supplies — 1.6%
Abbott Laboratories	6,517	665,972
Align Technology, Inc.(1)	566	145,581
Avanos Medical, Inc.(1)	536	10,672
Baxter International, Inc.	1,666	56,794
Becton Dickinson & Co.	690	160,059
Boston Scientific Corp.(1)	5,613	424,174
Cooper Cos., Inc.	1,067	100,629
Dentsply Sirona, Inc.	1,848	51,762
Dexcom, Inc.(1)	1,961	232,908
Edwards Lifesciences Corp.(1)	3,372	292,993
Embecta Corp.	268	3,315
GE HealthCare Technologies, Inc.	369	28,782
Globus Medical, Inc., Class A(1)	692	46,440
Haemonetics Corp.(1)	585	49,187
Hologic, Inc.(1)	1,255	92,594
IDEXX Laboratories, Inc.(1)	751	373,209
Inogen, Inc.(1)	292	2,424
Insulet Corp.(1)	116	20,554
Intuitive Surgical, Inc.(1)	884	355,474
Masimo Corp.(1)	644	80,178
Medtronic PLC	4,204	342,079
Merit Medical Systems, Inc.(1)	203	16,473
Neogen Corp.(1)	638	8,390
OraSure Technologies, Inc.(1)	1,801	8,519
Penumbra, Inc.(1)	116	21,978
PROCEPT BioRobotics Corp.(1)	20	1,328
QuidelOrtho Corp.(1)	977	43,174
ResMed, Inc.	408	84,183
Stryker Corp.	820	279,694
Teleflex, Inc.	268	56,031
UFP Technologies, Inc.(1)	42	10,935
Utah Medical Products, Inc.	9	615
Zimmer Biomet Holdings, Inc.	1,385	159,483
Zimvie, Inc.(1)	931	15,501
		4,242,084
Health Care Providers and Services — 2.2%
Acadia Healthcare Co., Inc.(1)	693	47,741
Accolade, Inc.(1)	439	3,108
agilon health, Inc.(1)	1,377	8,675
AMN Healthcare Services, Inc.(1)	1,254	70,149
Astrana Health, Inc.(1)	231	9,570
Cardinal Health, Inc.	2,113	209,757

Castle Biosciences, Inc.(1)	150	3,489
Cencora, Inc.	1,526	345,746
Centene Corp.(1)	6,330	453,165
Chemed Corp.	126	69,851
Cigna Group	759	261,567
CorVel Corp.(1)	207	49,649
Cross Country Healthcare, Inc.(1)	1,041	15,740
CVS Health Corp.	2,349	140,000
DaVita, Inc.(1)	409	60,172
Elevance Health, Inc.	1,618	871,261
Encompass Health Corp.	1,062	91,746
Ensign Group, Inc.	1,384	167,796
Fulgent Genetics, Inc.(1)	429	8,859
Guardant Health, Inc.(1)	12	325
HCA Healthcare, Inc.	549	186,523
HealthEquity, Inc.(1)	690	56,359
Henry Schein, Inc.(1)	847	58,731
Hims & Hers Health, Inc.(1)	24	466
Humana, Inc.	852	305,118
Labcorp Holdings, Inc.	1,057	206,020
McKesson Corp.	539	307,009
Molina Healthcare, Inc.(1)	1,667	524,405
National Research Corp.	396	11,120
NeoGenomics, Inc.(1)	654	8,966
Owens & Minor, Inc.(1)	1,984	34,581
Patterson Cos., Inc.	1,257	30,910
Premier, Inc., Class A	2,152	40,716
Privia Health Group, Inc.(1)	32	556
Quest Diagnostics, Inc.	191	27,116
UnitedHealth Group, Inc.	1,903	942,689
		5,629,651
Health Care Technology — 0.0%
Doximity, Inc., Class A(1)	13	360
Health Catalyst, Inc.(1)	894	5,927
Phreesia, Inc.(1)	59	1,116
Teladoc Health, Inc.(1)	396	4,451
Veeva Systems, Inc., Class A(1)	470	81,898
Veradigm, Inc.(1)	4,803	45,629
		139,381
Hotels, Restaurants and Leisure — 1.5%
Airbnb, Inc., Class A(1)	832	120,582
Aramark	536	17,232
BJ's Restaurants, Inc.(1)	536	18,782
Bloomin' Brands, Inc.	2,510	54,718
Booking Holdings, Inc.	186	702,401
Cheesecake Factory, Inc.	1,667	64,146
Chipotle Mexican Grill, Inc.(1)	300	938,856
Choice Hotels International, Inc.	831	94,061
Cracker Barrel Old Country Store, Inc.	831	40,536
Darden Restaurants, Inc.	2,159	324,692
Dave & Buster's Entertainment, Inc.(1)	536	27,384
DoorDash, Inc., Class A(1)	686	75,536
Hilton Grand Vacations, Inc.(1)	536	22,153
Jack in the Box, Inc.	290	16,054
Marriott Vacations Worldwide Corp.	116	10,471

McDonald's Corp.	1,807	467,814
Papa John's International, Inc.	169	7,852
Planet Fitness, Inc., Class A(1)	362	23,038
Playa Hotels & Resorts NV(1)	1,385	11,800
Potbelly Corp.(1)	949	8,494
Sabre Corp.(1)	1,516	4,745
Six Flags Entertainment Corp.(1)	396	10,078
Starbucks Corp.	1,948	156,269
Texas Roadhouse, Inc.	2,090	360,880
Travel & Leisure Co.	430	18,894
United Parks & Resorts, Inc.(1)	256	13,386
Vail Resorts, Inc.	137	25,855
Wendy's Co.	1,968	34,342
Wingstop, Inc.	137	50,505
Wyndham Hotels & Resorts, Inc.	675	47,763
Yum! Brands, Inc.	973	133,719
		3,903,038
Household Durables — 1.8%
Beazer Homes USA, Inc.(1)	956	27,456
Cavco Industries, Inc.(1)	157	56,080
Century Communities, Inc.	925	78,079
DR Horton, Inc.	3,406	503,407
Dream Finders Homes, Inc., Class A(1)	1,001	28,439
Ethan Allen Interiors, Inc.	816	23,754
Garmin Ltd.	1,116	182,857
GoPro, Inc., Class A(1)	3,756	5,709
Green Brick Partners, Inc.(1)	1,030	56,238
Helen of Troy Ltd.(1)	565	60,387
Hovnanian Enterprises, Inc., Class A(1)	256	36,808
Installed Building Products, Inc.	591	125,198
iRobot Corp.(1)	86	827
KB Home	2,049	144,659
La-Z-Boy, Inc.	1,468	55,079
Leggett & Platt, Inc.	1,024	11,878
Lennar Corp., B Shares	353	51,630
Lennar Corp., Class A	3,852	617,668
LGI Homes, Inc.(1)	116	11,136
Lovesac Co.(1)	908	25,524
M/I Homes, Inc.(1)	1,050	131,166
Meritage Homes Corp.	1,158	204,213
Mohawk Industries, Inc.(1)	550	67,062
Newell Brands, Inc.	26	201
NVR, Inc.(1)	44	337,952
PulteGroup, Inc.	5,896	691,719
Skyline Champion Corp.(1)	1,525	106,155
Sonos, Inc.(1)	2,635	41,633
Taylor Morrison Home Corp.(1)	4,063	234,963
Tempur Sealy International, Inc.	1,806	92,756
Toll Brothers, Inc.	2,582	314,075
TopBuild Corp.(1)	116	48,482
Tri Pointe Homes, Inc.(1)	3,500	135,555
Whirlpool Corp.	1,146	106,612
		4,615,357
Household Products — 1.0%
Central Garden & Pet Co.(1)	314	13,643

Central Garden & Pet Co., Class A(1)	1,733	64,728
Church & Dwight Co., Inc.	1,949	208,563
Clorox Co.	1,485	195,367
Colgate-Palmolive Co.	6,689	621,809
Energizer Holdings, Inc.	371	10,618
Kimberly-Clark Corp.	3,380	450,554
Oil-Dri Corp. of America	183	15,291
Procter & Gamble Co.	6,427	1,057,499
Spectrum Brands Holdings, Inc.	457	41,011
		2,679,083
Independent Power and Renewable Electricity Producers — 0.0%
Ormat Technologies, Inc.	834	62,884
Sunnova Energy International, Inc.(1)(2)	1,656	8,644
		71,528
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	1,236	249,907
Insurance — 5.0%
Aflac, Inc.	8,286	744,663
Allstate Corp.	2,963	496,362
American Financial Group, Inc.	1,679	218,119
American International Group, Inc.	8,991	708,671
AMERISAFE, Inc.	396	17,357
Aon PLC, Class A	863	243,055
Arch Capital Group Ltd.(1)	6,881	706,197
Arthur J Gallagher & Co.	819	207,477
Assurant, Inc.	831	144,154
Assured Guaranty Ltd.	1,385	107,642
Axis Capital Holdings Ltd.	2,935	216,838
Brighthouse Financial, Inc.(1)	2,089	92,981
Brown & Brown, Inc.	536	47,977
Chubb Ltd.	2,946	797,836
Cincinnati Financial Corp.	1,949	229,163
CNA Financial Corp.	396	18,192
CNO Financial Group, Inc.	2,794	80,160
Erie Indemnity Co., Class A	398	144,247
Everest Group Ltd.	831	324,863
Fidelity National Financial, Inc.	3,323	167,346
First American Financial Corp.	2,513	139,673
Genworth Financial, Inc., Class A(1)	11,670	73,404
Globe Life, Inc.	2,089	172,886
Hanover Insurance Group, Inc.	831	109,634
Hartford Financial Services Group, Inc.	6,881	711,839
Hippo Holdings, Inc.(1)(2)	267	4,710
Horace Mann Educators Corp.	956	32,667
Kemper Corp.	536	32,074
Kinsale Capital Group, Inc.	408	156,517
Lincoln National Corp.	2,371	78,219
Markel Group, Inc.(1)	126	206,840
Marsh & McLennan Cos., Inc.	1,526	316,767
Mercury General Corp.	536	29,925
MetLife, Inc.	7,303	528,518
Old Republic International Corp.	7,163	227,640
Oscar Health, Inc., Class A(1)	1,796	35,848
Primerica, Inc.	1,243	280,781
Principal Financial Group, Inc.	5,049	414,220

Progressive Corp.	4,357	920,111
Prudential Financial, Inc.	3,922	472,013
Reinsurance Group of America, Inc.	1,667	349,737
RenaissanceRe Holdings Ltd.	821	187,073
RLI Corp.	538	78,537
Selective Insurance Group, Inc.	1,385	135,190
SiriusPoint Ltd.(1)	739	9,718
Skyward Specialty Insurance Group, Inc.(1)	776	28,960
Stewart Information Services Corp.	741	46,913
Travelers Cos., Inc.	3,922	845,975
United Fire Group, Inc.	155	3,449
Unum Group	4,203	226,374
W R Berkley Corp.	3,500	283,605
White Mountains Insurance Group Ltd.	80	144,560
Willis Towers Watson PLC	472	120,497
		13,118,174
Interactive Media and Services — 5.6%
Alphabet, Inc., Class A(1)	25,843	4,457,917
Alphabet, Inc., Class C(1)	22,553	3,923,320
Cargurus, Inc.(1)	3,736	90,449
Cars.com, Inc.(1)	2,936	59,395
Match Group, Inc.(1)	1,243	38,073
Meta Platforms, Inc., Class A	12,558	5,862,451
Pinterest, Inc., Class A(1)	2,102	87,212
Snap, Inc., Class A(1)	1,236	18,565
Taboola.com Ltd.(1)	5,124	20,547
TripAdvisor, Inc.(1)	552	10,129
Yelp, Inc.(1)	875	32,349
Ziff Davis, Inc.(1)	396	22,814
ZipRecruiter, Inc., Class A(1)	975	9,857
ZoomInfo Technologies, Inc.(1)	536	6,582
		14,639,660
IT Services — 1.2%
Accenture PLC, Class A	2,795	789,000
Akamai Technologies, Inc.(1)	2,089	192,689
Amdocs Ltd.	1,273	100,567
ASGN, Inc.(1)	256	24,041
Cloudflare, Inc., Class A(1)	256	17,329
Cognizant Technology Solutions Corp., Class A	4,364	288,679
DigitalOcean Holdings, Inc.(1)	293	10,856
DXC Technology Co.(1)	6,489	100,904
EPAM Systems, Inc.(1)	165	29,358
Gartner, Inc.(1)	691	289,992
Globant SA(1)	153	24,651
GoDaddy, Inc., Class A(1)	1,948	271,999
Hackett Group, Inc.	676	15,082
International Business Machines Corp.	2,794	466,179
Kyndryl Holdings, Inc.(1)	6,754	179,724
MongoDB, Inc.(1)	126	29,743
Okta, Inc.(1)	116	10,287
Snowflake, Inc., Class A(1)	691	94,100
Squarespace, Inc., Class A(1)	39	1,716
Twilio, Inc., Class A(1)	432	24,797
VeriSign, Inc.(1)	324	56,480
		3,018,173

Leisure Products — 0.2%
Acushnet Holdings Corp.	926	61,023
Brunswick Corp.	2,231	184,125
Funko, Inc., Class A(1)	28	253
Hasbro, Inc.	256	15,304
JAKKS Pacific, Inc.(1)	337	6,258
Malibu Boats, Inc., Class A(1)	693	26,653
MasterCraft Boat Holdings, Inc.(1)	676	14,264
Mattel, Inc.(1)	2,528	44,973
Polaris, Inc.	1,115	93,214
Topgolf Callaway Brands Corp.(1)	956	14,961
YETI Holdings, Inc.(1)	2,741	111,668
		572,696
Life Sciences Tools and Services — 0.8%
10X Genomics, Inc., Class A(1)	2	45
Adaptive Biotechnologies Corp.(1)	720	2,484
Agilent Technologies, Inc.	1,113	145,146
Avantor, Inc.(1)	1,802	43,392
Azenta, Inc.(1)	956	48,287
Bio-Rad Laboratories, Inc., Class A(1)	126	36,144
Bio-Techne Corp.	593	45,774
Bruker Corp.	962	63,021
Charles River Laboratories International, Inc.(1)	148	30,849
Danaher Corp.	1,399	359,263
Fortrea Holdings, Inc.(1)	614	15,589
Illumina, Inc.(1)	433	45,153
IQVIA Holdings, Inc.(1)	706	154,677
Maravai LifeSciences Holdings, Inc., Class A(1)	816	7,075
Medpace Holdings, Inc.(1)	267	103,153
Mettler-Toledo International, Inc.(1)	79	110,923
OmniAb, Inc.(1)	47	97
OmniAb, Inc.(1)	47	90
Repligen Corp.(1)	116	17,294
Revvity, Inc.	256	27,971
Standard BioTools, Inc.(1)	1,373	3,405
Thermo Fisher Scientific, Inc.	666	378,275
Waters Corp.(1)	583	180,089
West Pharmaceutical Services, Inc.	565	187,247
		2,005,443
Machinery — 2.7%
AGCO Corp.	1,341	143,930
Alamo Group, Inc.	144	27,359
Allison Transmission Holdings, Inc.	1,113	84,377
Astec Industries, Inc.	311	10,104
Atmus Filtration Technologies, Inc.(1)	1,840	56,746
Barnes Group, Inc.	189	7,275
Commercial Vehicle Group, Inc.(1)	1,313	7,103
Crane Co.	208	31,009
Cummins, Inc.	2,125	598,676
Deere & Co.	2,811	1,053,450
Donaldson Co., Inc.	2,752	202,767
Dover Corp.	408	74,999
Enerpac Tool Group Corp.	806	31,692
Enpro, Inc.	286	43,832
ESCO Technologies, Inc.	319	34,812

Flowserve Corp.	1,451	72,115
Fortive Corp.	288	21,439
Franklin Electric Co., Inc.	894	88,935
Gates Industrial Corp. PLC(1)	1,048	18,256
Graco, Inc.	2,417	195,173
Greenbrier Cos., Inc.	1,282	70,830
Hillman Solutions Corp.(1)	2,201	20,227
IDEX Corp.	257	53,620
Illinois Tool Works, Inc.	1,666	404,421
Ingersoll Rand, Inc.	2,512	233,742
ITT, Inc.	1,102	146,434
John Bean Technologies Corp.	385	36,779
Kadant, Inc.	94	26,885
Kennametal, Inc.	2,177	56,058
Lincoln Electric Holdings, Inc.	1,397	274,315
Lindsay Corp.	340	39,039
Middleby Corp.(1)	458	59,041
Mueller Industries, Inc.	3,953	232,871
Mueller Water Products, Inc., Class A	4,589	85,172
Nordson Corp.	257	60,323
Oshkosh Corp.	1,724	196,071
Otis Worldwide Corp.	1,102	109,318
PACCAR, Inc.	7,345	789,587
Parker-Hannifin Corp.	279	148,294
Pentair PLC	396	32,226
Shyft Group, Inc.	204	2,585
Snap-on, Inc.	972	265,220
Standex International Corp.	175	29,437
Stanley Black & Decker, Inc.	396	34,519
Tennant Co.	579	59,440
Terex Corp.	2,184	130,319
Timken Co.	1,117	97,056
Titan International, Inc.(1)	1,731	14,315
Toro Co.	1,244	99,756
Trinity Industries, Inc.	2,559	80,481
Wabash National Corp.	1,655	37,420
Watts Water Technologies, Inc., Class A	267	53,168
Westinghouse Air Brake Technologies Corp.	962	162,799
Xylem, Inc.	1,200	169,224
		7,115,041
Marine Transportation — 0.1%
Costamare, Inc.	1,236	19,788
Matson, Inc.	1,399	179,352
Safe Bulkers, Inc.(2)	3,056	17,328
		216,468
Media — 0.9%
Altice USA, Inc., Class A(1)(2)	591	1,466
Cable One, Inc.	108	41,678
Charter Communications, Inc., Class A(1)	257	73,790
Comcast Corp., Class A	27,558	1,103,147
Cumulus Media, Inc., Class A(1)	421	981
EchoStar Corp., Class A(1)	2,333	44,794
Entravision Communications Corp., Class A	2,356	5,089
Fox Corp., Class A	5,661	194,908
Fox Corp., Class B	2,413	77,071

Interpublic Group of Cos., Inc.	3,358	105,341
John Wiley & Sons, Inc., Class A	256	9,331
Liberty Broadband Corp., Class A(1)	116	6,292
Liberty Broadband Corp., Class C(1)	680	36,781
New York Times Co., Class A	1,667	85,350
News Corp., Class A	4,344	118,113
News Corp., Class B	1,236	34,460
Nexstar Media Group, Inc., Class A	268	44,405
Omnicom Group, Inc.	1,347	125,217
Paramount Global, Class B	6,602	78,630
PubMatic, Inc., Class A(1)	816	17,870
Scholastic Corp.	1,025	37,187
Sinclair, Inc.	514	7,299
Sirius XM Holdings, Inc.	2,636	7,434
TechTarget, Inc.(1)	256	7,736
Thryv Holdings, Inc.(1)	536	11,294
Trade Desk, Inc., Class A(1)	1,103	102,336
WideOpenWest, Inc.(1)	2,441	12,278
		2,390,278
Metals and Mining — 0.9%
Commercial Metals Co.	3,498	197,007
Kaiser Aluminum Corp.	592	57,898
Newmont Corp.	7,889	330,865
Nucor Corp.	3,699	624,576
Radius Recycling, Inc., Class A	832	14,236
Reliance, Inc.	1,162	349,506
Royal Gold, Inc.	962	123,319
Ryerson Holding Corp.	1,002	23,797
Steel Dynamics, Inc.	3,796	508,171
Worthington Steel, Inc.	1,463	48,264
		2,277,639
Oil, Gas and Consumable Fuels — 0.0%
Epsilon Energy Ltd.	690	3,705
Evolution Petroleum Corp.	1,936	11,132
Teekay Tankers Ltd., Class A	564	41,076
		55,913
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	2,819	258,446
Mercer International, Inc.	1,656	15,732
Sylvamo Corp.	1,233	87,937
		362,115
Personal Care Products — 0.2%
Edgewell Personal Care Co.	396	15,277
Estee Lauder Cos., Inc., Class A	889	109,667
Herbalife Ltd.(1)	379	3,904
Kenvue, Inc.	16,624	320,843
Medifast, Inc.	255	6,564
Nu Skin Enterprises, Inc., Class A	831	11,094
USANA Health Sciences, Inc.(1)	207	9,853
		477,202
Pharmaceuticals — 2.8%
Arvinas, Inc.(1)	1,279	42,386
Bristol-Myers Squibb Co.	21,119	867,780
Catalent, Inc.(1)	2,096	112,744
Collegium Pharmaceutical, Inc.(1)	1,264	41,889

Corcept Therapeutics, Inc.(1)	900	27,153
Elanco Animal Health, Inc.(1)	2,356	41,654
Eli Lilly & Co.	421	345,363
Innoviva, Inc.(1)	2,012	31,769
Jazz Pharmaceuticals PLC(1)	1,303	137,141
Johnson & Johnson	11,125	1,631,704
Ligand Pharmaceuticals, Inc.(1)	302	25,685
Merck & Co., Inc.	19,703	2,473,515
Pfizer, Inc.	21,980	629,947
Pliant Therapeutics, Inc.(1)	40	485
Royalty Pharma PLC, Class A	2,794	76,584
Supernus Pharmaceuticals, Inc.(1)	989	26,822
Theravance Biopharma, Inc.(1)	1,241	10,697
Viatris, Inc.	32,114	340,408
Zoetis, Inc.	2,654	450,012
		7,313,738
Professional Services — 1.3%
Automatic Data Processing, Inc.	3,358	822,441
Barrett Business Services, Inc.	196	25,939
Booz Allen Hamilton Holding Corp.	961	146,274
Broadridge Financial Solutions, Inc., ADR	680	136,524
CACI International, Inc., Class A(1)	3	1,273
CBIZ, Inc.(1)	1,452	110,091
Clarivate PLC(1)(2)	2,978	16,975
Concentrix Corp.	421	25,820
CRA International, Inc.	256	45,048
CSG Systems International, Inc.	990	42,719
Dun & Bradstreet Holdings, Inc.	956	9,168
Equifax, Inc.	408	94,407
ExlService Holdings, Inc.(1)	1,376	41,087
Exponent, Inc.	313	29,773
Franklin Covey Co.(1)	396	14,652
FTI Consulting, Inc.(1)	116	24,917
Genpact Ltd.	956	31,605
Heidrick & Struggles International, Inc.	816	27,973
IBEX Holdings Ltd.(1)	146	2,285
Insperity, Inc.	893	84,585
Jacobs Solutions, Inc.	256	35,671
KBR, Inc.	537	35,259
Kelly Services, Inc., Class A	816	17,740
Kforce, Inc.	861	53,218
Korn Ferry	1,262	83,216
Leidos Holdings, Inc.	256	37,645
ManpowerGroup, Inc.	1,102	82,231
Maximus, Inc.	256	22,042
Parsons Corp.(1)	396	30,155
Paychex, Inc.	3,639	437,262
Paycom Software, Inc.	268	38,946
Paylocity Holding Corp.(1)	143	20,330
RCM Technologies, Inc.(1)	11	218
Resources Connection, Inc.	397	4,546
Robert Half, Inc.	3,216	206,564
Science Applications International Corp.	256	34,470
SS&C Technologies Holdings, Inc.	536	33,259
TransUnion	550	39,556

TriNet Group, Inc.	519	53,960
TrueBlue, Inc.(1)	1,236	13,349
TTEC Holdings, Inc.	256	1,608
Verisk Analytics, Inc.	1,158	292,719
		3,307,520
Real Estate Management and Development — 0.3%
Anywhere Real Estate, Inc.(1)	220	895
CBRE Group, Inc., Class A(1)	2,699	237,701
CoStar Group, Inc.(1)	1,244	97,243
Cushman & Wakefield PLC(1)	1,796	19,954
Forestar Group, Inc.(1)	816	27,752
FRP Holdings, Inc.(1)	66	2,020
Howard Hughes Holdings, Inc.(1)	655	43,426
Jones Lang LaSalle, Inc.(1)	867	175,195
Kennedy-Wilson Holdings, Inc.	3,150	32,193
Marcus & Millichap, Inc.	1,096	35,434
Newmark Group, Inc., Class A	2,618	27,253
Opendoor Technologies, Inc.(1)	13,305	29,005
RE/MAX Holdings, Inc., Class A	676	5,469
RMR Group, Inc., Class A	289	6,800
Tejon Ranch Co.(1)	397	7,237
Zillow Group, Inc., Class A(1)	452	18,148
Zillow Group, Inc., Class C(1)	2,846	116,544
		882,269
Semiconductors and Semiconductor Equipment — 9.5%
Advanced Micro Devices, Inc.(1)	10,680	1,782,492
Allegro MicroSystems, Inc.(1)	676	20,375
Amkor Technology, Inc.	1,825	59,477
Analog Devices, Inc.	1,667	390,895
Applied Materials, Inc.	9,134	1,964,541
Axcelis Technologies, Inc.(1)	797	89,655
Broadcom, Inc.	1,502	1,995,482
CEVA, Inc.(1)	150	2,988
Cirrus Logic, Inc.(1)	709	81,322
Cohu, Inc.(1)	869	28,017
Enphase Energy, Inc.(1)	975	124,702
Entegris, Inc.	1,010	127,613
First Solar, Inc.(1)	691	187,786
FormFactor, Inc.(1)	978	53,516
GLOBALFOUNDRIES, Inc.(1)(2)	600	29,400
Intel Corp.	25,333	781,523
KLA Corp.	1,808	1,373,230
Kulicke & Soffa Industries, Inc.	1,607	73,392
Lam Research Corp.	1,681	1,567,432
Lattice Semiconductor Corp.(1)	550	40,832
Marvell Technology, Inc.	2,512	172,851
MaxLinear, Inc.(1)	949	16,864
Micron Technology, Inc.	14,627	1,828,375
MKS Instruments, Inc.	874	110,640
Monolithic Power Systems, Inc.	126	92,689
NVIDIA Corp.	6,332	6,941,962
NXP Semiconductors NV	1,254	341,213
ON Semiconductor Corp.(1)	6,298	460,006
Onto Innovation, Inc.(1)	690	149,523
PDF Solutions, Inc.(1)	36	1,261

Photronics, Inc.(1)	2,251	61,565
Qorvo, Inc.(1)	680	66,905
QUALCOMM, Inc.	7,882	1,608,322
Rambus, Inc.(1)	1,244	68,743
Semtech Corp.(1)	36	1,400
Skyworks Solutions, Inc.	1,147	106,281
SolarEdge Technologies, Inc.(1)	268	13,129
Synaptics, Inc.(1)	602	56,413
Teradyne, Inc.	3,358	473,277
Texas Instruments, Inc.	6,268	1,222,323
Ultra Clean Holdings, Inc.(1)	1,440	66,787
Universal Display Corp.	279	49,020
Veeco Instruments, Inc.(1)	676	27,479
		24,711,698
Software — 7.4%
A10 Networks, Inc.	1,524	23,089
ACI Worldwide, Inc.(1)	536	19,301
Adeia, Inc.	745	8,813
Adobe, Inc.(1)	962	427,859
Altair Engineering, Inc., Class A(1)	1	87
ANSYS, Inc.(1)	116	36,824
Autodesk, Inc.(1)	962	193,939
Bentley Systems, Inc., Class B	676	33,962
Bill Holdings, Inc.(1)	279	14,522
Box, Inc., Class A(1)	869	23,680
C3.ai, Inc., Class A(1)(2)	859	25,401
Cadence Design Systems, Inc.(1)	1,399	400,548
CommVault Systems, Inc.(1)	256	27,542
Consensus Cloud Solutions, Inc.(1)	256	4,831
CoreCard Corp.(1)	158	2,206
Crowdstrike Holdings, Inc., Class A(1)	690	216,432
Daily Journal Corp.(1)	1	379
Datadog, Inc., Class A(1)	539	59,387
Digital Turbine, Inc.(1)	6	11
DocuSign, Inc.(1)	1,244	68,097
Dolby Laboratories, Inc., Class A	550	44,556
Dropbox, Inc., Class A(1)	991	22,327
Dynatrace, Inc.(1)	396	18,109
Elastic NV(1)	256	26,637
Envestnet, Inc.(1)	256	16,771
Fair Isaac Corp.(1)	126	162,531
Fortinet, Inc.(1)	5,678	336,819
Gen Digital, Inc.	2,356	58,500
Guidewire Software, Inc.(1)	429	48,872
HubSpot, Inc.(1)	5	3,055
InterDigital, Inc.	1,180	134,367
Intuit, Inc.	549	316,466
JFrog Ltd.(1)	36	1,158
LiveRamp Holdings, Inc.(1)	396	12,391
Manhattan Associates, Inc.(1)	549	120,527
Marathon Digital Holdings, Inc.(1)	1,133	22,116
Microsoft Corp.	33,242	13,799,751
NCR Voyix Corp.(1)	1,399	18,439
Nutanix, Inc., Class A(1)	676	37,393
Olo, Inc., Class A(1)	2	9

Oracle Corp.	3,136	367,508
Palantir Technologies, Inc., Class A(1)	3,217	69,745
Palo Alto Networks, Inc.(1)	2,512	740,814
Progress Software Corp.	396	20,057
PROS Holdings, Inc.(1)	147	4,334
PTC, Inc.(1)	256	45,117
Qualys, Inc.(1)	551	77,482
Rapid7, Inc.(1)	257	9,288
RingCentral, Inc., Class A(1)	116	3,967
Roper Technologies, Inc.	146	77,783
Salesforce, Inc.	1,244	291,643
ServiceNow, Inc.(1)	549	360,655
Smartsheet, Inc., Class A(1)	152	5,624
SPS Commerce, Inc.(1)	268	50,408
Synopsys, Inc.(1)	429	240,583
Tenable Holdings, Inc.(1)	256	10,801
Teradata Corp.(1)	992	32,349
Tyler Technologies, Inc.(1)	126	60,525
Unity Software, Inc.(1)	256	4,677
Workday, Inc., Class A(1)	409	86,483
Workiva, Inc.(1)	27	2,078
Xperi, Inc.(1)	472	4,158
Zoom Video Communications, Inc., Class A(1)	691	42,386
Zscaler, Inc.(1)	116	19,715
		19,415,884
Specialty Retail — 3.9%
1-800-Flowers.com, Inc., Class A(1)	1,148	11,113
Aaron's Co., Inc.	676	5,732
Abercrombie & Fitch Co., Class A(1)	2,230	385,500
Advance Auto Parts, Inc.	1,666	117,686
American Eagle Outfitters, Inc.	6,090	133,797
Arhaus, Inc.	2,371	44,599
Asbury Automotive Group, Inc.(1)	590	138,691
AutoNation, Inc.(1)	1,353	230,348
AutoZone, Inc.(1)	43	119,107
Bath & Body Works, Inc.	956	49,655
Best Buy Co., Inc.	4,501	381,775
Big 5 Sporting Goods Corp.	956	3,317
Boot Barn Holdings, Inc.(1)	736	87,532
Buckle, Inc.	1,096	42,240
Build-A-Bear Workshop, Inc.	956	25,879
Burlington Stores, Inc.(1)	1,636	392,722
Caleres, Inc.	1,516	52,575
Camping World Holdings, Inc., Class A	28	563
CarMax, Inc.(1)	3,918	275,279
Carvana Co.(1)	521	52,090
Cato Corp., Class A	816	4,896
Chewy, Inc., Class A(1)	816	17,307
Children's Place, Inc.(1)(2)	396	4,851
Dick's Sporting Goods, Inc.	1,243	282,957
Five Below, Inc.(1)	972	134,262
Floor & Decor Holdings, Inc., Class A(1)	1,768	206,609
Foot Locker, Inc.	2,677	74,233
GameStop Corp., Class A(1)	2,860	66,180
Gap, Inc.	9,530	275,989

Genesco, Inc.(1)	536	15,276
Guess?, Inc.	1,516	35,277
Haverty Furniture Cos., Inc.	536	15,228
Hibbett, Inc.	396	34,286
Home Depot, Inc.	2,925	979,495
Leslie's, Inc.(1)	816	4,668
Lithia Motors, Inc.	831	210,359
Lowe's Cos., Inc.	1,439	318,436
MarineMax, Inc.(1)	816	23,240
National Vision Holdings, Inc.(1)	396	5,976
ODP Corp.(1)	1,321	51,730
O'Reilly Automotive, Inc.(1)	257	247,558
Penske Automotive Group, Inc.	831	126,395
PetMed Express, Inc.	536	2,283
Revolve Group, Inc.(1)	3	57
RH(1)	267	72,605
Ross Stores, Inc.	5,259	734,998
Sally Beauty Holdings, Inc.(1)	1,516	18,465
Shoe Carnival, Inc.	536	20,234
Signet Jewelers Ltd.	1,949	213,396
Sleep Number Corp.(1)	256	3,871
Sonic Automotive, Inc., Class A	694	39,329
Tilly's, Inc., Class A(1)	22	127
TJX Cos., Inc.	13,522	1,394,118
Tractor Supply Co.	2,371	676,423
Ulta Beauty, Inc.(1)	1,255	495,838
Upbound Group, Inc.	1,760	57,763
Urban Outfitters, Inc.(1)	1,983	82,711
Victoria's Secret & Co.(1)	3,075	70,079
Wayfair, Inc., Class A(1)	692	41,167
Williams-Sonoma, Inc.	1,525	447,161
Zumiez, Inc.(1)	676	12,695
		10,068,728
Technology Hardware, Storage and Peripherals — 5.7%
Apple, Inc.	67,192	12,917,662
Dell Technologies, Inc., Class C	1,948	271,863
Eastman Kodak Co.(1)	289	1,543
Hewlett Packard Enterprise Co.	9,032	159,415
HP, Inc.	3,239	118,223
Immersion Corp.	1,132	11,309
NetApp, Inc.	2,230	268,559
Pure Storage, Inc., Class A(1)	1,156	69,695
Seagate Technology Holdings PLC	1,444	134,639
Super Micro Computer, Inc.(1)	833	653,497
Western Digital Corp.(1)	2,512	189,128
Xerox Holdings Corp.	1,700	23,902
		14,819,435
Textiles, Apparel and Luxury Goods — 1.5%
Capri Holdings Ltd.(1)	4,768	164,734
Carter's, Inc.	1,244	85,090
Columbia Sportswear Co.	821	70,294
Crocs, Inc.(1)	821	127,780
Deckers Outdoor Corp.(1)	475	519,612
Hanesbrands, Inc.(1)	3,756	19,231
Kontoor Brands, Inc.	1,749	128,272

Levi Strauss & Co., Class A	1,936	46,483
Lululemon Athletica, Inc.(1)	1,762	549,726
Movado Group, Inc.	536	14,204
NIKE, Inc., Class B	9,185	873,034
Oxford Industries, Inc.	690	76,376
PVH Corp.	1,243	149,172
Ralph Lauren Corp.	1,243	232,292
Skechers USA, Inc., Class A(1)	3,726	266,111
Steven Madden Ltd.	2,437	108,325
Tapestry, Inc.	7,726	336,004
Under Armour, Inc., Class A(1)	2,356	16,940
Under Armour, Inc., Class C(1)	2,776	19,321
VF Corp.	3,217	42,722
		3,845,723
Trading Companies and Distributors — 1.5%
Air Lease Corp.	3,217	153,258
Applied Industrial Technologies, Inc.	550	106,150
Beacon Roofing Supply, Inc.(1)	256	24,847
BlueLinx Holdings, Inc.(1)	527	54,223
Boise Cascade Co.	1,807	248,083
Core & Main, Inc., Class A(1)	1,459	83,980
DNOW, Inc.(1)	3,443	50,233
Fastenal Co.	8,093	533,976
FTAI Aviation Ltd.	2,299	193,852
GATX Corp.	1,103	152,170
GMS, Inc.(1)	1,318	123,839
H&E Equipment Services, Inc.	1,385	65,608
Herc Holdings, Inc.	961	139,412
Hudson Technologies, Inc.(1)	1,380	12,296
McGrath RentCorp	680	74,106
MRC Global, Inc.(1)	2,515	33,424
MSC Industrial Direct Co., Inc., Class A	691	59,357
Rush Enterprises, Inc., Class A	1,677	75,683
Rush Enterprises, Inc., Class B	614	25,954
SiteOne Landscape Supply, Inc.(1)	268	41,492
Titan Machinery, Inc.(1)	816	15,357
United Rentals, Inc.	1,028	688,154
Watsco, Inc.	267	126,798
WESCO International, Inc.	626	112,361
WW Grainger, Inc.	836	770,341
		3,964,954
Water Utilities — 0.0%
American Water Works Co., Inc.	302	39,492
California Water Service Group	47	2,345
		41,837
Wireless Telecommunication Services — 0.4%
Gogo, Inc.(1)	1,505	15,930
T-Mobile U.S., Inc.	6,036	1,056,059
		1,071,989
TOTAL COMMON STOCKS (Cost $211,540,689)		260,339,858
RIGHTS — 0.0%
Biotechnology — 0.0%
Mirati Therapeutics, Inc.(1)	384	269

Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	112	114
Pharmaceuticals — 0.0%
Concert Pharmaceuticals, Inc.(1)	70	26
TOTAL RIGHTS (Cost $409)		409
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	216,439	216,439
State Street Navigator Securities Lending Government Money Market Portfolio(3)	159,412	159,412
TOTAL SHORT-TERM INVESTMENTS (Cost $375,851)		375,851
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $211,916,949)		260,716,118
OTHER ASSETS AND LIABILITIES — 0.0%		70,419
TOTAL NET ASSETS — 100.0%		$260,786,537

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $156,703. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $162,550, which includes securities collateral of $3,138.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.